Accounts Payable and Accrued Expenses (Details) - Schedule of accounts payable and accrued expenses - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Accounts Payable And Accrued Expenses Abstract
Trade accounts payable		$ 1,465,860	$ 325,830
Accrued expenses		8,215	21,555
Accrued compensation expenses		122,072	130,718
Total accounts payable and accrued expenses	$ 848,345	$ 1,596,147	$ 478,103